Non-consolidated variable interest entities - Additional Information (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Variable Interest Entity
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement	$ 147	$ 63
FNMA, GNMA, FHLMC VIE
Variable Interest Entity
Principal Amount Outstanding on Loans Securitized or Asset-backed Financing Arrangement	$ 8,700	$ 9,900